Transactions with related parties, textuals 2 (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	5 Months Ended		11 Months Ended		12 Months Ended
	Jan. 27, 2020	Jun. 07, 2019	May 30, 2017	Nov. 30, 2019	Nov. 18, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Issuance of preferred stock in exchange for loan reduction								$ 3,000
Interest expense on related party debt						$ 0	$ 4,762	5,948
Discount premium amortization						0	8,990	6,010
Purchase price						21,000	0	0
Purchase price of the vessels						60,161
Advance payments for vessels acquisition						50,161	$ 0	$ 0
Issuance of common stock in exchange for vessels acquisition						$ 21,000
Diana Shipping Inc [Member]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date							Jun. 30, 2017
Issuance of Series C preferred stock, shares			100
Issuance of preferred stock in exchange for loan reduction			$ 3,000
Debt Instrument, Face Amount							$ 87,617
Interest bearing "discount premium"							$ 5,000
Debt Instrument, Maturity Date							Dec. 31, 2018
Weighted average interest rate							6.12%	5.42%
Interest expense on related party debt							$ 2,054	$ 3,656
Discount premium amortization							$ 2,708	$ 2,292
Diana Shipping Inc [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date							May 20, 2013
Debt Instrument, Face Amount							$ 50,000
Taburao Shipping Company Inc, Tarawa Shipping Company Inc, Rongelap Shipping Company Inc [Member]
Related Party Transaction [Line Items]
Purchase price				$ 21,000
Number of common stock issued in exchange for vessels acquisition						21,709,474
Blue Moon and Briolette Vessels [Member]
Related Party Transaction [Line Items]
Purchase price of the vessels						$ 60,000
Blue Moon and Briolette Vessels [Member] | Taburao Shipping Company Inc, Tarawa Shipping Company Inc [Member]
Related Party Transaction [Line Items]
Issuance of common stock in exchange for vessels acquisition		$ 10,000
Price per common share		$ 1.05
Blue Moon Vessel [Member]
Related Party Transaction [Line Items]
Vessel delivery date						Aug. 31, 2019
Briolette Vessel [Member]
Related Party Transaction [Line Items]
Vessel delivery date						Nov. 30, 2019
P. Fos (ex Virgo Sun) Vessel [Member]
Related Party Transaction [Line Items]
Contractual obligation						$ 15,000
P. Fos (ex Virgo Sun) Vessel [Member] | Rongelap Shipping Company Inc [Member]
Related Party Transaction [Line Items]
Issuance of common stock in exchange for vessels acquisition					$ 11,000
Price per common share					$ 0.9027
Taburao Shipping Company Inc [Member] | Blue Moon Vessel [Member]
Related Party Transaction [Line Items]
Purchase price of the vessels						30,000
Advance payments for vessels acquisition						8,000
Tarawa Shipping Company Inc [Member] | Briolette Vessel [Member]
Related Party Transaction [Line Items]
Purchase price of the vessels						30,000
Advance payments for vessels acquisition						2,000
Rongelap Shipping Company Inc [Member] | P. Fos (ex Virgo Sun) Vessel [Member]
Related Party Transaction [Line Items]
Purchase price of the vessels						26,000
Advance payments for vessels acquisition						$ 11,000
Subsequent Event [Member] | P. Fos (ex Virgo Sun) Vessel [Member]
Related Party Transaction [Line Items]
Advance payments for vessels acquisition	$ 15,000
Vessel delivery date	Jan. 27, 2020